Performance Management	Jan. 28, 2026
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Money Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.citynationalrochdalefunds.com for the Fund’s most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the Government Money Fund’s Servicing Class shares based on a calendar year.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Money Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for the indicated periods.
Bar Chart Closing [Text Block]
Best Quarter 1.28% Q4 2023	Worst Quarter 0.00% Q1 2022

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	This table shows the Government Money Fund’s average annual total returns for the periods ended December 31, 2025.
Performance Availability Website Address [Text]	www.citynationalrochdalefunds.com
Performance Availability Phone [Text]	(888) 889-0799
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND | Servicing Class | CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Muni High Income Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.citynationalrochdalefunds.com to obtain updated performance information.

This bar chart shows the performance of the Muni High Income Fund Servicing Class shares based on a calendar year.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Muni High Income Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for the indicated periods.
Bar Chart Closing [Text Block]
Best Quarter 6.81% Q4 2023	Worst Quarter -7.08% Q1 2022

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table shows the average annual total returns of each class of the Muni High Income Fund for the periods ended December 31, 2025. The table also shows how the Fund’s performance compares with the returns of an index comprised of investments similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Servicing Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Servicing Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.citynationalrochdalefunds.com
Performance Availability Phone [Text]	(888) 889-0799
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND | Servicing Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.81%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.08%)
Lowest Quarterly Return, Date	Mar. 31, 2022
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Fixed Income Opportunities Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for the indicated periods. Of course, the Fund’s past performance does not necessarily indicate how the Fixed Income Opportunities Fund will perform in the future. Call (888) 889-0799 or visit www.citynationalrochdalefunds.com to obtain updated performance information.

Unless otherwise indicated, the bar chart and the performance table assume reinvestment of dividends and distributions.

This bar chart shows the performance of the Fixed Income Opportunities Fund’s Class N shares based on a calendar year.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance does not necessarily indicate how the Fixed Income Opportunities Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Fixed Income Opportunities Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for the indicated periods.
Performance One Year or Less [Text]	Servicing Class shares are not currently available for purchase and performance information for the Servicing Class shares will be included after the Servicing Class shares have been in operation for one complete calendar year.
Bar Chart Closing [Text Block]
Best Quarter 14.57% Q2 2020	Worst Quarter -17.74% Q1 2020

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table shows the average annual total returns of the Class N shares of the Fixed Income Opportunities Fund for the periods ended December 31, 2025. Servicing Class shares are not currently available for purchase and performance information for the Servicing Class shares will be included after the Servicing Class shares have been in operation for one complete calendar year. The table also shows how the Fund’s performance compares with the returns of indices comprised of investments similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.citynationalrochdalefunds.com
Performance Availability Phone [Text]	(888) 889-0799
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND | Class N
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020